Statement of changes in equity (Statement) R$ in Thousands	BRL (R$)	BRAZIL item	Total controlling shareholders' equity BRL (R$)	Share Capital BRL (R$)	Capital reserves BRL (R$)	Treasury shares BRL (R$)	Profit reserves BRL (R$)	Other reserves BRL (R$)	Retained earnings BRL (R$)	Non-controlling interest BRL (R$)
Equity	R$ 44,810,300		R$ 44,692,770	R$ 9,235,546	R$ 26,744	R$ (1,484,014)	R$ 35,376,198	R$ 1,538,296		R$ 117,530
Profit (loss)	(3,545,485)		(3,554,806)						R$ (3,554,806)	9,321
Other comprehensive income	24,020		24,020					24,020
Increase (decrease) through share-based payment transactions, equity	12,377		12,377		12,377
Increase (decrease) through treasury share transactions, equity					(4,877)	(4,877)
Stock Repurchased During The Period Value	(679,431)		(679,431)			(679,431)
Transactions with Shareholders, Unclaimed Dividends Forfeited						853,725	(853,725)
Fair Value Adjustments Attributable to Non-Controlling Interests	(7,586)									(7,586)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes								(36,307)	36,307
Increase Decrease Through Othe rEquity Movements	(10,000,000)
Stock Repurchased During The Period Value	(2,806,764)
Equity	40,614,195		40,494,930	19,235,546	34,244	(1,304,843)	24,522,473	1,526,009	(3,518,499)	119,265
Equity	32,415,575		32,284,269	19,235,546	60,226	(1,339,197)	12,978,898	1,348,796		131,306
Profit (loss)	11,360,131		11,345,455						11,345,455	14,676
Other comprehensive income	(317,925)		(317,925)					(317,925)
Increase (decrease) through share-based payment transactions, equity	22,520		22,520		22,520
Increase (decrease) through treasury share transactions, equity	(5,157)		(5,157)		(25,126)	(19,969)
Stock Repurchased During The Period Value	(191,918)		(191,918)			(191,918)
Transactions with Shareholders, Unclaimed Dividends Forfeited	567		567						567
Increase (Decrease) in Equity Attributable to Additional Proposed Dividend	(9,800)									(9,800)
Fair Value Adjustments Attributable to Non-Controlling Interests	(2,688)									(2,688)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes								(85,229)	85,229
Equity	R$ 43,271,305		R$ 43,137,811	R$ 19,235,546	R$ 57,620	R$ (1,511,146)	R$ 12,978,898	R$ 945,642	R$ 11,431,251	R$ 133,494
Number of Technology Centers | item		4,000